Convertible Redeemable Preferred Shares - Issuance (Details)	1 Months Ended						12 Months Ended
	Jan. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	May 31, 2013 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) $ / shares shares	Aug. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 156,367,810
Deemed dividend from repurchase of preferred shareholders | $								1,028,055
Number of preferred shares converted to ordinary shares							1
Minimum market capitalization criteria for qualified IPO | $							$ 1,000,000,000
Minimum gross proceeds criteria for qualified IPO | $							$ 100,000,000
Minimum percentage of holders consent for qualified IPO							0.67
Series A preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 4,112,218
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	442,174,065
Number of preferred shares issued							0	442,174,065
Number of preferred shares outstanding							0	442,174,065
Redemption value of preferred shares | $							$ 0	$ 6,168,328
Number of shares issued during the period						344,086,021
Number of preferred shares repurchased and cancelled	9,438,838
Price of repurchased and cancelled shares | $ / shares	$ 0.2119
Deemed dividend from repurchase of preferred shareholders | $	$ 1,028,055
Series A preferred shares | Investor
Convertible Redeemable Preferred Shares
Number of additional shares issued during the period						107,526,882
Purchase price per share | $ / shares						$ 0.0093
Cash consideration received from the issuance of redeemable preferred shares | $						$ 1,000,000
Series B preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 7,288,964
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	423,682,617
Number of preferred shares issued							0	423,682,617
Number of preferred shares outstanding							0	423,682,617
Redemption value of preferred shares | $							$ 0	$ 12,257,781
Number of shares issued during the period					423,682,617
Purchase price per share | $ / shares					$ 0.0193
Cash consideration received from the issuance of redeemable preferred shares | $					$ 8,171,853
Number of warrants granted | $					$ 4,679,804
Purchase price per warrant | $ / shares					$ 0.0386
Cash consideration received from issuance of warrants | $					$ 882,889
Carrying value of the preferred shares | $					$ 7,288,964
Series B + preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 2,500,000
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	129,616,445
Number of preferred shares issued							0	129,616,445
Number of preferred shares outstanding							0	129,616,445
Redemption value of preferred shares | $							$ 0	$ 3,750,000
Number of shares issued during the period				129,616,445
Purchase price per share | $ / shares				$ 0.0193
Cash consideration received from the issuance of redeemable preferred shares | $				$ 2,500,000
Series B -1 preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 7,166,628
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	119,688,525
Number of preferred shares issued							0	119,688,525
Number of preferred shares outstanding							0	119,688,525
Redemption value of preferred shares | $							$ 0	$ 6,925,540
Number of shares issued during the period					119,688,525
Cash consideration received from the issuance of redeemable preferred shares | $					$ 4,506,857
Series C preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 69,300,000
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	651,629,045
Number of preferred shares issued							0	651,629,045
Number of preferred shares outstanding							0	651,629,045
Redemption value of preferred shares | $							$ 0	$ 103,950,000
Number of shares issued during the period			651,629,045
Purchase price per share | $ / shares			$ 0.1063
Cash consideration received from the issuance of redeemable preferred shares | $			$ 69,300,000
Series D preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 46,000,000
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	223,478,358
Number of preferred shares issued							0	223,478,358
Number of preferred shares outstanding							0	223,478,358
Redemption value of preferred shares | $							$ 0	$ 54,312,440
Number of shares issued during the period		223,478,358
Purchase price per share | $ / shares		$ 0.2058
Cash consideration received from the issuance of redeemable preferred shares | $		$ 46,000,000
Series D-1 preferred shares
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares | $								$ 20,000,000
Par value | $ / shares							$ 0.00001	$ 0.00001
Number of preferred shares authorized							0	89,668,956
Number of preferred shares issued							0	89,668,956
Number of preferred shares outstanding							0	89,668,956
Redemption value of preferred shares | $							$ 0	$ 22,330,558
Number of shares issued during the period	89,668,956
Purchase price per share | $ / shares	$ 0.2230
Cash consideration received from the issuance of redeemable preferred shares | $	$ 20,000,000